PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Reserve Quantities [Line Items]
Impairment loss of property and equipments		$ 752		$ 752
Platosa Mine CGU [Member]
Reserve Quantities [Line Items]
Recoverable amount					$ 7,264
Impairment loss of property and equipments					$ 14,293
Future commodity price assumption rate					10.00%
Recoverable amount and impairment					$ 2,133
Residual value for change in recoverable amount and impairment					292
Miguel Auza CGU [Member]
Reserve Quantities [Line Items]
Recoverable amount					1,338
Impairment loss of property and equipments		$ 752
Platosa Mine and Miguel Auza [Member]
Reserve Quantities [Line Items]
Impairment loss of property and equipments					15,403
Miguel Auza [Member]
Reserve Quantities [Line Items]
Impairment loss of property and equipments					$ 1,110